Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Jan. 01, 2019		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other non-current assets [line items]
Beginning balance	¥ 1,776	[1]	¥ 1,776	[1]	¥ 1,394
Prepayments to related parties for acquisition of long-term assets			513		227
Additions			413		512
Amount paid to third parties and others			1,466		1,549
Acquisitions through business combinations			32		36
Transferred from construction in progress			296		155
Disposals					(6)
Amortization for the year			(328)		(315)
Ending balance			1,979		1,776	[1]
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Beginning balance	1,566		1,566
Impact on initial application of IFRS 16 (Note 2(b))	(210)
Ending balance					1,566
Previously stated [member]
Disclosure of other non-current assets [line items]
Beginning balance	1,776		1,776
Ending balance					1,776
Prepayment for exclusive use right of an airport terminal [member]
Disclosure of other non-current assets [line items]
Beginning balance					220
Additions			0		0
Acquisitions through business combinations			0		0
Transferred from construction in progress			0		0
Disposals					0
Amortization for the year			0		(10)
Ending balance			0
Prepayment for exclusive use right of an airport terminal [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Beginning balance	0		0
Impact on initial application of IFRS 16 (Note 2(b))	(210)
Ending balance					0
Prepayment for exclusive use right of an airport terminal [member] | Previously stated [member]
Disclosure of other non-current assets [line items]
Beginning balance	210		210
Ending balance					210
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	372		372		316
Additions			75		105
Acquisitions through business combinations			0		0
Transferred from construction in progress			183		69
Disposals					0
Amortization for the year			(148)		(118)
Ending balance			482		372
Software [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Impact on initial application of IFRS 16 (Note 2(b))	0
Software [member] | Previously stated [member]
Disclosure of other non-current assets [line items]
Beginning balance	372		372
Ending balance					372
Leasehold improvements [member]
Disclosure of other non-current assets [line items]
Beginning balance					181
Additions			0		0
Acquisitions through business combinations			9		36
Transferred from construction in progress			113		86
Disposals					0
Amortization for the year			(113)		(61)
Ending balance			251
Leasehold improvements [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Beginning balance	242		242
Impact on initial application of IFRS 16 (Note 2(b))	0
Ending balance					242
Leasehold improvements [member] | Previously stated [member]
Disclosure of other non-current assets [line items]
Beginning balance	242		242
Ending balance					242
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance					677
Additions			338		407
Acquisitions through business combinations			23		0
Transferred from construction in progress			0		0
Disposals					(6)
Amortization for the year			(67)		(126)
Ending balance			1,246
Others [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Beginning balance	952		952
Impact on initial application of IFRS 16 (Note 2(b))	0
Ending balance					952
Others [member] | Previously stated [member]
Disclosure of other non-current assets [line items]
Beginning balance	¥ 952		¥ 952
Ending balance					¥ 952

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).